Financial instruments and risk management (Details 7) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents (Note 5.7)	€ 8,214	€ 8,064	€ 2,987	€ 1,940
Percentage of change in interest rates	1.00%
Increase or decrease in equity due to change in interest rates	€ 0	€ 10